Prepaid expenses (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Prepaid expenses [Line Items]
Non-current lease prepayments	[1]	$ 27,464	$ 28,349
Life of underlying assets		35 years
Empresa de Generacion Huanza S.A. [Member]
Disclosure of Prepaid expenses [Line Items]
Non-current lease prepayments		$ 31,000

[1]	This item corresponds to the balance of an original prepayment of US$31 million for the lease of hydraulic installations by the subsidiary Empresa de Generacion Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.